25. EMPLOYEES BENEFITS PLANS (Details 7) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Medical plan [Member]
Rollforward of comprehensive income
Beginning balance	R$ (37.4)	R$ (31.2)
Actuarial gains (losses)		(6.2)
Ending balance		(37.4)
Estimated costs for the next period
Current service costs		(0.2)
Interest on actuarial liabilities		(12.7)
Estimated costs for the next period		(12.9)
Medical plan [Member] | Present value of defined benefit obligation [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities			R$ 149.0	R$ 132.8
Net liabilities	148.9	132.8	148.9	132.8
Rollforward of present value of actuarial liabilities
Beginning balance	132.8	112.3
Interest	12.7	12.3
Current service costs	0.2	0.2
Past service costs - changes in plan	0.0	2.9
Benefits paid directly by the Company	(6.6)	(1.1)
Present value of actuarial liabilities calculated in 2018	0.0	0.0
Actuarial (gains) losses - experience	5.4	(5.1)
Actuarial (gains) losses - demographic hypothesis	0.0	(2.4)
Actuarial losses - economic hypothesis	4.4	13.7
Ending balance	148.9	132.8
Rollforward of fair value assets
Benefits paid directly by the Company	(6.6)	(1.1)
Contributions of the sponsor	(6.6)	(1.1)
Ending balance	148.9	132.8
Rollforward of comprehensive income
Beginning balance	(37.4)	(31.2)
Actuarial gains (losses)	(9.8)	(6.2)
Ending balance	(47.2)	(37.4)
Costs recognized in statement of income
Interest	(12.7)	(12.3)
Current service costs	(0.2)	(0.2)
Past service costs	0.0	(2.9)
Cost recognizzed in statement of income	(12.9)	(15.4)
Estimated costs for the next period
Current service costs	0.0	(0.2)
Interest on actuarial liabilities	(13.5)	(12.7)
Estimated costs for the next period	(13.5)	(12.9)
Medical plan [Member] | Plan assets [Member]
Composition of actuarial liabilities
Net liabilities
Rollforward of present value of actuarial liabilities
Beginning balance
Benefits paid directly by the Company		1.1
Ending balance
Rollforward of fair value assets
Benefits paid directly by the Company		1.1
Contributions of the sponsor		(1.1)
Ending balance
F.G.T.S. Penalty [Member]
Rollforward of comprehensive income
Beginning balance	(86.5)	64.8
Actuarial gains (losses)		(21.6)
Ending balance		(86.5)
Estimated costs for the next period
Current service costs		(6.5)
Interest on actuarial liabilities		(12.2)
Estimated costs for the next period		(18.8)
F.G.T.S. Penalty [Member] | Present value of defined benefit obligation [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities			167.6	161.3
Net liabilities	167.5	161.3	167.5	161.3
Rollforward of present value of actuarial liabilities
Beginning balance	161.3	137.2
Interest	12.2	13.2
Current service costs	6.5	6.0
Past service costs - changes in plan	0.0	0.0
Benefits paid directly by the Company	(20.1)	(16.6)
Present value of actuarial liabilities calculated in 2018	0.0	0.0
Actuarial (gains) losses - experience	10.7	14.8
Actuarial (gains) losses - demographic hypothesis	(5.9)	(4.3)
Actuarial losses - economic hypothesis	2.8	11.1
Ending balance	167.5	161.3
Rollforward of fair value assets
Benefits paid directly by the Company	(20.1)	(16.6)
Contributions of the sponsor	(20.1)	(16.6)
Ending balance	167.5	161.3
Rollforward of comprehensive income
Beginning balance	(86.5)	(64.9)
Actuarial gains (losses)	(7.6)	(21.6)
Ending balance	(94.1)	(86.5)
Costs recognized in statement of income
Interest	(12.2)	(13.2)
Current service costs	(6.5)	(6.0)
Past service costs	0.0	0.0
Cost recognizzed in statement of income	(18.7)	(19.2)
Estimated costs for the next period
Current service costs	(6.5)	(6.5)
Interest on actuarial liabilities	(11.8)	(12.2)
Estimated costs for the next period	(18.3)	(18.7)
F.G.T.S. Penalty [Member] | Plan assets [Member]
Composition of actuarial liabilities
Net liabilities
Rollforward of present value of actuarial liabilities
Beginning balance
Benefits paid directly by the Company		16.6
Ending balance
Rollforward of fair value assets
Benefits paid directly by the Company		16.6
Contributions of the sponsor		(16.6)
Ending balance
Award for length of service [Member]
Rollforward of comprehensive income
Beginning balance	(37.5)	(38.0)
Actuarial gains (losses)		0.5
Ending balance		(37.5)
Estimated costs for the next period
Current service costs		(2.1)
Interest on actuarial liabilities		(4.0)
Estimated costs for the next period		(6.1)
Award for length of service [Member] | Present value of defined benefit obligation [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities			55.1	49.3
Net liabilities	55.2	49.3	55.2	49.3
Rollforward of present value of actuarial liabilities
Beginning balance	49.3	52.0
Interest	4.0	5.1
Current service costs	2.1	2.1
Past service costs - changes in plan	0.0	0.0
Benefits paid directly by the Company	(9.7)	(9.5)
Present value of actuarial liabilities calculated in 2018	0.0	0.0
Actuarial (gains) losses - experience	9.6	0.0
Actuarial (gains) losses - demographic hypothesis	(0.7)	(1.8)
Actuarial losses - economic hypothesis	0.6	1.4
Ending balance	55.2	49.3
Rollforward of fair value assets
Benefits paid directly by the Company	(9.7)	(9.5)
Contributions of the sponsor	(9.7)	(9.5)
Ending balance	55.2	49.3
Rollforward of comprehensive income
Beginning balance	(37.5)	(38.0)
Actuarial gains (losses)	(9.4)	0.5
Ending balance	(46.9)	(37.5)
Costs recognized in statement of income
Interest	(4.0)	(5.1)
Current service costs	(2.1)	(2.1)
Past service costs	0.0	0.0
Cost recognizzed in statement of income	(6.1)	(7.2)
Estimated costs for the next period
Current service costs	(2.6)	(2.1)
Interest on actuarial liabilities	(4.4)	(4.0)
Estimated costs for the next period	(7.0)	(6.1)
Award for length of service [Member] | Plan assets [Member]
Composition of actuarial liabilities
Net liabilities
Rollforward of present value of actuarial liabilities
Beginning balance
Benefits paid directly by the Company		9.5
Ending balance
Rollforward of fair value assets
Benefits paid directly by the Company		9.5
Contributions of the sponsor		(9.5)
Ending balance
OtherMember
Rollforward of comprehensive income
Beginning balance	(16.0)	(12.9)
Actuarial gains (losses)		(3.0)
Ending balance		(16.0)
Estimated costs for the next period
Current service costs		(0.8)
Interest on actuarial liabilities		(2.5)
Estimated costs for the next period		(3.3)
OtherMember | Present value of defined benefit obligation [Member]
Composition of actuarial liabilities
Present value of actuarial liabilities			96.4	84.8
Net liabilities	96.5	84.8	R$ 96.5	84.8
Rollforward of present value of actuarial liabilities
Beginning balance	84.8	82.1
Interest	2.5	2.9
Current service costs	0.8	0.9
Past service costs - changes in plan	0.0	0.0
Benefits paid directly by the Company	(6.7)	(4.1)
Present value of actuarial liabilities calculated in 2018	10.2	0.0
Actuarial (gains) losses - experience	4.9	2.0
Actuarial (gains) losses - demographic hypothesis	(0.9)	(0.8)
Actuarial losses - economic hypothesis	0.9	1.7
Ending balance	96.5	84.8
Rollforward of fair value assets
Benefits paid directly by the Company	(6.7)	(4.1)
Contributions of the sponsor	(6.7)	(4.1)
Ending balance	96.5	84.8
Rollforward of comprehensive income
Beginning balance	(15.9)	(12.9)
Actuarial gains (losses)	(4.8)	(3.0)
Ending balance	(20.8)	(15.9)
Costs recognized in statement of income
Interest	(2.5)	(2.9)
Current service costs	(0.8)	(0.9)
Past service costs	0.0	0.0
Cost recognizzed in statement of income	(3.3)	(3.8)
Estimated costs for the next period
Current service costs	(8.1)	(0.8)
Interest on actuarial liabilities	(4.2)	(2.5)
Estimated costs for the next period	(12.3)	(3.3)
OtherMember | Plan assets [Member]
Composition of actuarial liabilities
Net liabilities
Rollforward of present value of actuarial liabilities
Beginning balance
Benefits paid directly by the Company		4.1
Ending balance
Rollforward of fair value assets
Benefits paid directly by the Company		4.1
Contributions of the sponsor		(4.1)
Ending balance